Net Gains or Losses on Financial Assets_Liabilities at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2019
Net Gains Or Losses On Financial Assets Liabilities At Fair Value Through Profit Or Loss Abstract [Abstract]
Net Gains Or Losses On Financial Assets Liabilities At Fair Value Through Profit Or Loss Explanatory

29. Net Gains or Losses on Financial Assets/Liabilities at Fair Value Through Profit or Loss

29.1 Net Gains or Losses on Financial Instruments Held for Trading

Net gain or loss from financial instruments at fair value through profit or loss includes dividend income, gains or losses arising from changes in the fair values, sales and redemptions. Details of net gain or loss from financial instruments held for trading for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017[1]
	(In millions of Korean won)
Gains related to financial instruments held for trading
Financial assets held for trading
Debt securities	￦	191,243
Equity securities		546,169

Sub-total		737,412

Derivatives held for trading
Interest rate		1,753,449
Currency		5,777,818
Stock or stock index		2,094,667
Credit		76,700
Commodity		17,278
Other		23,397

Sub-total		9,743,309

Financial liabilities held for trading		29,726

Other financial instruments		109

Total	￦	10,510,556

Losses related to financial instruments held for trading
Financial assets held for trading
Debt securities	￦	315,506
Equity securities		353,864

Sub-total		669,370

Derivatives held for trading
Interest rate		1,625,541
Currency		5,661,323
Stock or stock index		1,445,714
Credit		76,483
Commodity		8,481
Other		20,053

Sub-total		8,837,595

Financial liabilities held for trading		58,267

Other financial instruments		117

Total		9,565,349

Net gains or losses on financial instruments held for trading	￦	945,207

	2018
	(In millions of Korean won)
Revenue from financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss
Debt securities	￦	1,544,892
Equity securities		571,404

Sub-total		2,116,296

Derivatives held for trading
Interest rate		2,328,576
Currency		3,764,985
Stock or stock index		1,383,446
Credit		38,461
Commodity		8,285
Other		92,947

Sub-total		7,616,700

Financial liabilities at fair value through profit or loss		72,410

Other financial instruments		22

Total	￦	9,805,428

Expense from financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss
Debt securities	￦	850,129
Equity securities		475,968

Sub-total		1,326,097

Derivatives held for trading
Interest rate		2,610,305
Currency		3,499,356
Stock or stock index		1,626,007
Credit		36,747
Commodity		10,456
Other		117,741

Sub-total		7,900,612

Financial liabilities at fair value through profit or loss		134,287

Other financial instruments		60

Total		9,361,056

Net gains or losses on financial instruments held for trading	￦	444,372

	2019
	(In millions of Korean won)
Revenue from financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss
Debt securities	￦	1,613,946
Equity securities		428,646

Sub-total		2,042,592

Derivatives held for trading
Interest rate		2,685,998
Currency		5,251,597
Stock or stock index		2,612,422
Credit		41,548
Commodity		15,240
Other		212,731

Sub-total		10,819,536

Financial liabilities at fair value through profit or loss		46,750

Other financial instruments		5,811

Total	￦	12,914,689

Expense from financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss
Debt securities	￦	752,999
Equity securities		315,743

Sub-total		1,068,742

Derivatives held for trading
Interest rate		2,758,205
Currency		5,118,095
Stock or stock index		1,585,086
Credit		42,172
Commodity		9,437
Other		190,979

Sub-total		9,703,974

Financial liabilities at fair value through profit or loss		94,426

Other financial instruments		5,704

Total		10,872,846

Net gains or losses on financial instruments held for trading	￦	2,041,843

29.2 Net Gains or Losses on Financial Instruments Designated at Fair Value Through Profit or Loss

Net gain or loss from financial instruments designated at fair value through profit or loss includes dividend income and gains or losses arising from changes in the fair values, sales and redemptions. Details of net gain or loss from financial instruments designated at fair value through profit or loss for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017[1]		2018		2019
	(In millions of Korean won)
Revenue from financial instruments designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	￦	128,673	￦	—	￦	—
Financial liabilities designated at fair value through profit or loss		474,736		667,508		555,749

Sub-total		603,409		667,508		555,749

Expense from financial instruments designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss		78,113		—		—
Financial liabilities designated at fair value through profit or loss		1,266,779		760,577		1,953,720

Sub-total		1,344,892		760,577		1,953,720

Net gains or losses on financial instruments designated at fair value through profit or loss	￦	(741,483)	￦	(93,069)	￦	(1,397,971)

[1]	Regarding reclassification of interest income following the change of accounting policy, gains related to financial instruments held for trading for 2017, has been restated.